Convertible Notes and Company Warrants - Summary of Convertible Notes and Company Warrants (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Mar. 15, 2024
Debt Instrument [Line Items]
Principal		$ 31,750,001		$ 17,819,220
Fair value of convertible notes		28,210,609		63,520,000	[1]
Accrued but Uncapitalized Interest		545,165		237,590
Combined principal and accrued but uncapitalized interest		$ 32,295,167		$ 18,056,809
Number of Warrants Outstanding		14,823,917	[2]	9,196,627	[3],[4]
Fair value of warrants		$ 5,781,328	[2]	$ 18,554,494	[1],[3]
Issuance Costs				1,355		$ 0
Convertible Notes and Convertible Warrants Additional Investments [Member]
Debt Instrument [Line Items]
Principal		$ 13,491,000
Number of Warrants Outstanding		5,627,290
Total proceeds received		$ 14,194,411
Allocation of Proceeds to Fair Value, Convertiible Notes		11,960,822
Allocation of Proceeds to Fair Value, Warrants		2,233,589
Issuance Costs		343,457
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member]
Debt Instrument [Line Items]
Principal		2,196,667	[5]	2,000,000	[6]
Fair value of convertible notes		1,955,605	[5]	7,129,381	[1],[6]
Accrued but Uncapitalized Interest		42,683	[5]	26,667	[6]
Combined principal and accrued but uncapitalized interest		$ 2,239,350	[5]	$ 2,026,667	[6]
Number of Warrants Outstanding		866,337	[2],[5]	866,337	[3],[4],[6]
Fair value of warrants		$ 337,871	[2],[5]	$ 1,750,053	[1],[3],[6]
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member] | Convertible Notes and Convertible Warrants Additional Investments [Member]
Debt Instrument [Line Items]
Principal	[7]	$ 150,000
Date	[7]	Feb. 26, 2024
Total proceeds received	[7]	$ 150,000
Allocation of Proceeds to Fair Value, Convertiible Notes	[7]	150,000
Issuance Costs	[7]	12,500
Adam London [Member]
Debt Instrument [Line Items]
Principal		1,173,333	[5]	1,000,000	[6]
Fair value of convertible notes		1,052,939	[5]	3,564,690	[1],[6]
Accrued but Uncapitalized Interest		22,217	[5]	13,333	[6]
Combined principal and accrued but uncapitalized interest		$ 1,195,550	[5]	$ 1,013,333	[6]
Number of Warrants Outstanding		433,168	[2],[5]	433,168	[3],[4],[6]
Fair value of warrants		$ 168,936	[2],[5]	$ 875,026	[1],[3],[6]
Adam London [Member] | Convertible Notes and Convertible Warrants Additional Investments [Member]
Debt Instrument [Line Items]
Principal	[7]	$ 150,000
Date	[7]	Feb. 26, 2024
Total proceeds received	[7]	$ 150,000
Allocation of Proceeds to Fair Value, Convertiible Notes	[7]	150,000
Issuance Costs	[7]	12,500
JMCM Holdings LLC [Member]
Debt Instrument [Line Items]
Principal		9,917,870		9,691,730	[8]
Fair value of convertible notes		8,834,362		34,548,016	[1],[8]
Accrued but Uncapitalized Interest		198,357		129,223
Combined principal and accrued but uncapitalized interest		$ 10,116,228		$ 9,820,953
Number of Warrants Outstanding		5,684,354	[2]	5,684,354	[3],[4],[8]
Fair value of warrants		$ 2,216,898	[2]	$ 11,459,489	[1],[3],[8]
Sherpa Venture Fund II LP
Debt Instrument [Line Items]
Principal		5,247,131	[5]	5,127,490	[6]
Fair value of convertible notes		4,673,892	[5]	18,277,913	[1],[6]
Accrued but Uncapitalized Interest		104,943	[5]	68,367	[6]
Combined principal and accrued but uncapitalized interest		$ 5,352,074	[5]	$ 5,195,856	[6]
Number of Warrants Outstanding		2,212,768	[2],[5]	2,212,768	[3],[4],[6]
Fair value of warrants		$ 862,980	[2],[5]	$ 4,469,926	[1],[3],[6]
MH Orbit LLC [Member]
Debt Instrument [Line Items]
Principal		4,016,000
Fair value of convertible notes		3,581,936
Accrued but Uncapitalized Interest		80,320
Combined principal and accrued but uncapitalized interest		$ 4,096,320
Number of Warrants Outstanding	[2]	1,732,673
Fair value of warrants	[2]	$ 675,742
MH Orbit LLC [Member] | Convertible Notes and Convertible Warrants Additional Investments [Member]
Debt Instrument [Line Items]
Principal		$ 4,000,000
Number of Warrants Outstanding		1,732,673
Date		Jan. 19, 2024
Total proceeds received		$ 4,216,584
Allocation of Proceeds to Fair Value, Convertiible Notes		3,540,842
Allocation of Proceeds to Fair Value, Warrants		675,742
Issuance Costs		116,127
RBH Ventures Astra SPV LLC [Member]
Debt Instrument [Line Items]
Principal		2,999,000					$ 991,000
Fair value of convertible notes		2,657,927
Accrued but Uncapitalized Interest		45,445
Combined principal and accrued but uncapitalized interest		$ 3,044,445
Number of Warrants Outstanding	[2]	1,295,607
Fair value of warrants	[2]	$ 505,287
RBH Ventures Astra SPV LLC [Member] | Convertible Notes and Convertible Warrants Additional Investments [Member]
Debt Instrument [Line Items]
Principal	[9]	$ 2,991,000
Number of Warrants Outstanding	[9]	1,295,607
Date	[9]	Jan. 19, 2024
Total proceeds received	[9]	$ 3,152,951
Allocation of Proceeds to Fair Value, Convertiible Notes	[9]	2,634,708
Allocation of Proceeds to Fair Value, Warrants	[9]	518,243
Issuance Costs	[9]	77,330
Astera Institute [Member]
Debt Instrument [Line Items]
Principal		5,000,000
Fair value of convertible notes		4,397,557
Accrued but Uncapitalized Interest		41,667
Combined principal and accrued but uncapitalized interest		$ 5,041,667
Number of Warrants Outstanding	[2]	2,165,842
Fair value of warrants	[2]	$ 844,678
Astera Institute [Member] | Convertible Notes and Convertible Warrants Additional Investments [Member]
Debt Instrument [Line Items]
Principal		$ 5,000,000
Number of Warrants Outstanding		2,165,842
Date		Mar. 06, 2024
Total proceeds received		$ 5,270,730
Allocation of Proceeds to Fair Value, Convertiible Notes		4,404,393
Allocation of Proceeds to Fair Value, Warrants		866,337
Issuance Costs		100,974
ERAS Capital LLC [Member]
Debt Instrument [Line Items]
Principal		1,000,000
Fair value of convertible notes		880,374
Accrued but Uncapitalized Interest		8,000
Combined principal and accrued but uncapitalized interest		$ 1,008,000
Number of Warrants Outstanding	[2]	433,168
Fair value of warrants	[2]	$ 168,936
ERAS Capital LLC [Member] | Convertible Notes and Convertible Warrants Additional Investments [Member]
Debt Instrument [Line Items]
Principal		$ 1,000,000
Number of Warrants Outstanding		433,168
Date		Mar. 07, 2024
Total proceeds received		$ 1,054,146
Allocation of Proceeds to Fair Value, Convertiible Notes		880,879
Allocation of Proceeds to Fair Value, Warrants		173,267
Issuance Costs		20,195
Ulrich Gall [Member]
Debt Instrument [Line Items]
Principal		200,000
Fair value of convertible notes		176,017
Accrued but Uncapitalized Interest		1,533
Combined principal and accrued but uncapitalized interest		$ 201,533
Number of Warrants Outstanding	[2]	0
Fair value of warrants	[2]	$ 0
Ulrich Gall [Member] | Convertible Notes and Convertible Warrants Additional Investments [Member]
Debt Instrument [Line Items]
Principal		$ 200,000
Date		Mar. 08, 2024
Total proceeds received		$ 200,000
Allocation of Proceeds to Fair Value, Convertiible Notes		200,000
Issuance Costs		$ 3,831

[1]	Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies as well as Note 5 — Fair Value Measurements in these consolidated financial statements.
[2]	Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[3]	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[4]	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows: Investor Convertible Notes Company Warrants Original Warrants JMCM Holdings LLC $ 9,691,730 $ 1,023,044 $ 6,005,975 SherpaVentures Fund II, LP 5,127,490 276,596 — Founders: Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 2,000,000 108,292 — Adam London 1,000,000 54,146 — Total Convertible Notes and Warrants $ 17,819,220 $ 1,462,078 $ 6,005,975
[5]	Investor is a related party. SherpaVentures Fund II, LP (“ACME II) is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp, trustee of the Chris Kemp Living Trust dated February 10, 2021 (the “Kemp Trust”), is the Company Chairman and Chief Executive Officer (“CEO”). Adam London is the Chief Technology Officer (“CTO”) and a director of the Company.
[6]	Investor is a related party. SherpaVentures Fund II, LP is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp is the Company Chairman and CEO. Adam London is the CTO and a director of the Company.
[7]	The CEO and CTO made additional investments in Convertible Notes of $150,000 each on February 26, 2024. No Company Warrants were issued with to the CEO or CTO with this additional investment.
[8]	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[9]	Includes an additional investment made by RBH Ventures on March 15, 2024 of $991,000 in Convertible Notes and Company Warrants to purchase 881,536 shares of the Company’s Class A Common Stock for cash consideration of $0.1 million. Net proceeds from these Subsequent Financings, after deducting offering expenses, were approximately $990,000.